N-2	Mar. 04, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001396440
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Main Street Capital CORP
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses:
Sales load (as a percentage of offering price)	1.00%	(1)
Offering expenses (as a percentage of offering price)	0.21%	(2)
Dividend reinvestment and direct stock purchase plan expenses	—%	(3)
Total stockholder transaction expenses (as a percentage of offering price)	1.21%
Annual Expenses of the Company (as a percentage of net assets attributable to common stock):
Operating expenses	3.06%	(4)
Interest payments on borrowed funds	4.72%	(5)
Income tax expense	1.09%	(6)
Acquired fund fees and expenses	0.16%	(7)
Total annual expenses	9.03%
___________________________
(1)Represents the maximum agent commission with respect to the shares of our common stock sold by us in this offering. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
(2)The percentage reflects estimated offering expenses payable by us of approximately $2.6 million and assumes we sell all 20,000,000 shares of common stock available in this common stock at-the-market offering pursuant to this prospectus supplement and the accompanying prospectus at a price of $60.52 per share (the last reported sale price of our common stock on March 3, 2025).
(3)The expenses of administering our dividend reinvestment and direct stock purchase plan are included in operating expenses.
(4)Operating expenses in this table represent the estimated expenses of MSCC and its consolidated subsidiaries.
(5)Interest payments on borrowed funds represent our estimated annual interest payments on borrowed funds based on current debt levels as adjusted for projected increases (but not decreases) in debt levels over the next twelve months.
(6)Income tax expense relates to the accrual of (a) deferred tax provision (benefit) primarily related to loss carryforwards, timing differences in net unrealized appreciation or depreciation and other temporary book-tax differences from our portfolio investments held in Taxable Subsidiaries and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Due to the variable nature of deferred tax expense, which can be a large portion of the income tax expense, and the difficulty in providing an estimate for future periods, this income tax expense estimate is based upon the actual amount of income tax expense for the year ended December 31, 2024.
(7)Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.

Sales Load [Percent]	1.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.21%
Other Transaction Expense 2 [Percent]	0.00%
Annual Expenses [Table Text Block]

Stockholder Transaction Expenses:
Sales load (as a percentage of offering price)	1.00%	(1)
Offering expenses (as a percentage of offering price)	0.21%	(2)
Dividend reinvestment and direct stock purchase plan expenses	—%	(3)
Total stockholder transaction expenses (as a percentage of offering price)	1.21%
Annual Expenses of the Company (as a percentage of net assets attributable to common stock):
Operating expenses	3.06%	(4)
Interest payments on borrowed funds	4.72%	(5)
Income tax expense	1.09%	(6)
Acquired fund fees and expenses	0.16%	(7)
Total annual expenses	9.03%
___________________________
(1)Represents the maximum agent commission with respect to the shares of our common stock sold by us in this offering. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
(2)The percentage reflects estimated offering expenses payable by us of approximately $2.6 million and assumes we sell all 20,000,000 shares of common stock available in this common stock at-the-market offering pursuant to this prospectus supplement and the accompanying prospectus at a price of $60.52 per share (the last reported sale price of our common stock on March 3, 2025).
(3)The expenses of administering our dividend reinvestment and direct stock purchase plan are included in operating expenses.
(4)Operating expenses in this table represent the estimated expenses of MSCC and its consolidated subsidiaries.
(5)Interest payments on borrowed funds represent our estimated annual interest payments on borrowed funds based on current debt levels as adjusted for projected increases (but not decreases) in debt levels over the next twelve months.
(6)Income tax expense relates to the accrual of (a) deferred tax provision (benefit) primarily related to loss carryforwards, timing differences in net unrealized appreciation or depreciation and other temporary book-tax differences from our portfolio investments held in Taxable Subsidiaries and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Due to the variable nature of deferred tax expense, which can be a large portion of the income tax expense, and the difficulty in providing an estimate for future periods, this income tax expense estimate is based upon the actual amount of income tax expense for the year ended December 31, 2024.
(7)Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.

Management Fees [Percent]	3.06%
Interest Expenses on Borrowings [Percent]	4.72%
Acquired Fund Fees and Expenses [Percent]	0.16%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.09%
Total Annual Expenses [Percent]	9.03%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above, and that you would pay a sales load of up to 1.0% (the maximum commission to be paid by us with respect to common stock sold by us in this offering).

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return	$100	$264	$415	$744

Expense Example, Year 01	$ 100
Expense Example, Years 1 to 3	264
Expense Example, Years 1 to 5	415
Expense Example, Years 1 to 10	$ 744
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you,” “us” or “Main Street,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in us.

Other Transaction Fees, Note [Text Block]	The percentage reflects estimated offering expenses payable by us of approximately $2.6 million and assumes we sell all 20,000,000 shares of common stock available in this common stock at-the-market offering pursuant to this prospectus supplement and the accompanying prospectus at a price of $60.52 per share (the last reported sale price of our common stock on March 3, 2025).
(3)The expenses of administering our dividend reinvestment and direct stock purchase plan are included in operating expenses.

Other Expenses, Note [Text Block]	Income tax expense relates to the accrual of (a) deferred tax provision (benefit) primarily related to loss carryforwards, timing differences in net unrealized appreciation or depreciation and other temporary book-tax differences from our portfolio investments held in Taxable Subsidiaries and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Due to the variable nature of deferred tax expense, which can be a large portion of the income tax expense, and the difficulty in providing an estimate for future periods, this income tax expense estimate is based upon the actual amount of income tax expense for the year ended December 31, 2024.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.
Acquired Fund Fees Estimated, Note [Text Block]	Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Our principal investment objective is to maximize our investment portfolio’s total return by generating current income from our debt investments and current income and capital appreciation from our equity and equity-related investments, including warrants, convertible securities and other rights to acquire equity securities in a portfolio company. We seek to achieve our investment objective through our LMM and Private Loan investment strategies. Our LMM investment strategy involves investments in companies that generally have annual revenues between $10 million and $150 million and annual earnings before interest, tax, depreciation and amortization expenses (“EBITDA”) between $3 million and $20 million. Our LMM portfolio investments generally range in size from $5 million to $125 million. Our Private Loan investment strategy involves investments in companies that generally have annual revenues between $25 million and $500 million and annual EBITDA between $7.5 million and $50 million. Our Private Loan investments generally range in size from $10 million to $100 million.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described in these documents are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our net asset value, the trading price of our common stock and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Cautionary Statement Concerning Forward Looking Statements” in the accompanying prospectus.